S000060155 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Alternative Strategies Fund | Alternative Strategies Fund
Prospectus [Line Items]
Annual Return [Percent]	6.59%	5.17%	(2.29%)	5.34%	5.19%	10.43%